AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 1, 2011.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 208	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 209	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg	With a copy to:
301 West Roosevelt Road	Stuart M. Strauss
Wheaton, IL 60187	Dechert LLP
(Name and Address of Agent for Service)	1095 Avenue of the Americas
New York, NY 10036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐                                    immediately upon filing pursuant to paragraph (b) of Rule 485.

☒                                  on April 29, 2011 pursuant to paragraph (b) of Rule 485.

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 141 to its Registration Statement until April 29, 2011. Post-Effective Amendment No. 149 to the Trust’s Registration Statement relates to the PowerShares Aggregate Bond Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio, which were created pursuant to Post-Effective Amendment No. 141 to the Trust’s Registration Statement filed on March 30, 2010.  The effectiveness of the Registration Statement relating to this change was delayed pursuant to Post-Effective Amendment Nos. 149, 153, 158, 163, 168, 172, 177, 182, 187, 194, 201 and 208 to the Trust’s Registration Statement filed on May 28, 2010, June 25, 2010, July 23, 2010, August 20, 2010, September 17, 2010, October 15, 2010, November 12, 2010, December 10, 2010, January 7, 2011, February 4, 2011, March 4, 2011 and April 1, 2011 respectively. Parts A, B and C of Registrant’s Post-Effective Amendment No. 141 under the Securities Act of 1933 and Amendment No. 142 under the Investment Company Act of 1940, filed on March 30, 2010, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 1st day of April, 2011.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	April 1, 2011
Andrew Schlossberg

/s/ Bruce T. Duncan	Treasurer and Secretary	April 1, 2011
Bruce T. Duncan

*/s/ H. Bruce Bond	Chairman and Trustee	April 1, 2011
H. Bruce Bond

*/s/ Ronn R. Bagge	Trustee	April 1, 2011
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	April 1, 2011
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	April 1, 2011
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	April 1, 2011
Marc M. Kole

*/s/ Philip M. Nussbaum	Trustee	April 1, 2011
Philip M. Nussbaum

*/s/ Donald S. Wilson	Trustee	April 1, 2011
Donald S. Wilson

*By: /s/ Stuart M. Strauss		April 1, 2011
Stuart M. Strauss
Attorney-In-Fact